TRADE ACCOUNTS RECEIVABLE - Trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 5,865,962	R$ 6,531,465
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,333,821	5,972,945
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	489,035	518,115
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	24,417	15,359
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,274	3,087
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,903	1,453
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	3,228	3,779
Past due but not impaired | From 181 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 8,284	R$ 16,727